Note FDIC loss share asset (Fair value and the undiscounted amount of the true-up payment obligation) (Detail) - FDIC - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition, Contingent Consideration [Line Items]
Carrying amount (fair value)	$ 153,158	$ 119,745
Undiscounted amount	$ 188,258	$ 168,692